Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-33434
Entity Registrant Name	Credit Suisse AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Paradeplatz 8
Entity Address, City or Town	Zurich
Entity Address, Postal Zip Code	8001
Entity Address, Country	CH
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,399,680,200
Entity Central Index Key	0001053092
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers AG
Auditor Location	Zurich, Switzerland
Auditor Firm ID	1358
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Simon Grimwood
Entity Address, Address Line One	Paradeplatz 8
Entity Address, City or Town	Zurich
Entity Address, Postal Zip Code	8001
Entity Address, Country	CH
City Area Code	+41 44
Local Phone Number	333 1111
Credit Suisse X-Links Gold Shares Covered Call ETNs due February 2, 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Gold Shares Covered Call ETNs due February 2, 2033
Trading Symbol	GLDI
Security Exchange Name	NASDAQ
Credit Suisse X-Links Silver Shares Covered Call ETNs due April 21, 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Silver Shares Covered Call ETNs due April 21, 2033
Trading Symbol	SLVO
Security Exchange Name	NASDAQ
Credit Suisse X-Links Crude Oil Shares Covered Call ETNs due April 24, 2037 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Credit Suisse X-Links® Crude Oil Shares Covered Call ETNs due April 24, 2037
Trading Symbol	USOI
Security Exchange Name	NASDAQ